CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Shares Issued In Satisfaction Of Derivative Liability	$ 250,000